UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21054

Name of Fund: BlackRock Municipal Bond Investment Trust (BIE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Bond Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Municipal Bond Investment Trust (BIE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

California - 17.5%	Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	$720	$759,348
	California Health Facilities Financing Authority, RB, Cedars-Sinai Medical Center, 5.00%, 8/15/39	430	385,409
	California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	120	124,507
	California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.75%, 7/01/39	730	751,090
	California State Public Works Board, RB, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	1,100	1,125,641
	California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	340	341,340
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,500	1,573,875
	San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	2,235	2,340,648
	San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	850	865,019

			8,266,877

Colorado - 3.5%	City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	1,095	1,084,061
	Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	580	589,912

			1,673,973

District of Columbia - 1.4%	District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	640	677,990

Florida - 23.6%	City of Palm Bay Florida, RB, Improvement (MBIA), 5.68%, 10/01/28 (a)	2,340	810,646
	County of Miami-Dade Florida, RB, Sub-Series B (MBIA), 5.91%, 10/01/30 (a)	10,000	2,337,000
	County of Miami-Dade Florida, RB, Sub-Series B (MBIA), 5.78%, 10/01/32 (a)	5,410	1,073,290
	County of St. John’s Florida, RB, CAB (AMBAC), 5.40%, 6/01/32 (a)	1,370	371,201
	Florida Municipal Loan Council, Refunding RB, Series A (MBIA), 5.13%, 5/01/32	3,050	3,027,766

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
FSA	Financial Security Assurance Inc.
GO	General Obligation
IDA	Industrial Development Authority
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bond
S/F	Single-Family

BlackRock Municipal Bond Investment Trust (BIE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Greater Orlando Aviation Authority Florida, RB, Series A (FSA), 5.13%, 10/01/32	$760	$764,682
	Hillsborough County Aviation Authority Florida, Refunding RB, Series D (AGC), 5.50%, 10/01/26	500	545,610
	Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	420	422,415
	New River Community Development District, Special Assessment Bonds, Series B, 5.00%, 5/01/13 (b)(c)	750	345,067
	Volusia County Educational Facility Authority, Refunding RB, Embry-Riddle Aeronautical University (Radian), 5.20%, 10/15/33	1,610	1,428,923

			11,126,600

Georgia - 5.2%	Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	1,300	1,333,813
	Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	1,000	1,138,640

			2,472,453

Illinois - 2.3%	Illinois Finance Authority, Refunding RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,000	1,073,700

Indiana - 2.7%	Indiana Municipal Power Agency, RB, Indiana Municipal Power Agency, Series B, 6.00%, 1/01/39	1,190	1,262,602

Kansas - 2.0%	Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	900	927,819

Kentucky - 3.5%	Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	800	867,024
	Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	775	794,166

			1,661,190

Massachusetts - 4.9%	Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	500	532,310
	Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series B, 5.25%, 7/01/29	1,500	1,509,675
	Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	250	260,050

			2,302,035

Michigan - 3.9%	Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	500	528,115
	Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39	750	707,190
	Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	530	612,553

			1,847,858

Multi State - 6.9%	Centerline Equity Issuer Trust, 7.20%, 10/31/52 (d)(e)	3,000	3,266,520

Nevada - 2.3%	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,000	1,090,940

BlackRock Municipal Bond Investment Trust (BIE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

New Jersey - 4.7%	New Jersey EDA, Refunding RB, School Facilities Construction, Series AA, 5.50%, 12/15/29	$750	$814,312
	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	620	633,727
	New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	695	748,737

			2,196,776

New York - 6.3%	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,000	1,032,880
	New York State Dormitory Authority, RB, Education, Series B, 5.25%, 3/15/38	1,000	1,040,950
	Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	840	888,602

			2,962,432

North Carolina - 2.5%	North Carolina Eastern Municipal Power Agency, Refunding RB, Series B, 5.00%, 1/01/26	1,000	1,019,710
	North Carolina Municipal Power Agency No. 1 Catawba, Refunding RB, Series A, 5.00%, 1/01/30	170	172,347

			1,192,057

Ohio - 1.1%	Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	515	514,995

Pennsylvania - 4.0%	Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	300	319,656
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	1,000	992,580
	Pennsylvania Turnpike Commission, RB, Sub-Series C (AGC), 6.25%, 6/01/38	500	548,440

			1,860,676

Puerto Rico - 3.3%	Puerto Rico Electric Power Authority, Refunding RB, Series VV (BHAC), 5.25%, 7/01/25	500	550,830
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,011,740

			1,562,570

Texas - 5.0%	City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	315	325,537
	Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	470	502,590
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	250	278,918
	Lower Colorado River Authority, RB, 5.75%, 5/15/28	450	474,498
	North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	750	787,845

			2,369,388

Utah - 1.3%	City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	640	615,367

BlackRock Municipal Bond Investment Trust (BIE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Virginia - 1.8%	Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	$750	$855,863

Wisconsin - 1.8%	Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	890	858,966

Wyoming - 1.4%	County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	655	670,320

	Total Municipal Bonds - 112.9%		53,309,967

	Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California - 9.4%	California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,005	1,054,908
	Los Angeles Community College District California, GO, Election of 2008, Series A, 6.00%, 8/01/33	2,079	2,297,291
	Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	200	195,878
	University of California, RB, Series O, 5.75%, 5/15/34	810	895,163

			4,443,240

District of Columbia - 3.7%	District of Columbia, RB, Series A, 5.50%, 12/01/30	735	811,124
	District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	899	951,539

			1,762,663

Florida - 8.6%	Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	3,510	3,549,944
	Jacksonville Electric Authority Florida, RB, Issue Three, Series Two, River Power Park, 5.00%, 10/01/37	510	502,427

			4,052,371

Illinois - 8.1%	Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	1,500	1,681,770
	Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,124,133

			3,805,903

New Hampshire - 1.3%	New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	585	622,054

New York - 4.0%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	750	822,412
	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	990	1,061,134

			1,883,546

Nevada - 3.4%	Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	1,500	1,633,080

South Carolina - 2.3%	South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,005	1,071,511

Texas - 5.4%	City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	1,050	1,107,522

BlackRock Municipal Bond Investment Trust (BIE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

	Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	$1,450	$1,450,971

			2,558,493

Virginia - 1.0%	Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	459	476,128

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 47.2%		22,308,989

	Total Long-Term Investments (Cost - $74,607,809) - 160.1%		75,618,956

	Short-Term Securities	Shares

	CMA Florida Municipal Money Fund, 0.00% (g)(h)	2	2
	FFI Institutional Tax-Exempt Fund, 0.23% (g)(h)	900,000	900,000

	Total Short-Term Securities (Cost - $900,002) - 1.9%		900,002

	Total Investments (Cost - $75,507,811*) - 162.0%		76,518,958
	Other Assets Less Liabilities - 0.8%		385,555
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (25.0)%		(11,830,167)
	Preferred Shares, at Redemption Value - (37.8)%		(17,850,865)

	Net Assets Applicable to Common Shares - 100.0%		$47,223,481

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$63,662,120

Gross unrealized appreciation	$2,930,934
Gross unrealized depreciation	(1,895,843)

New unrealized appreciation	$1,035,091

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	Non-income producing security.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	—	—
FFI Institutional Tax-Exempt Fund	$900,000	$1,477

(h)	Represents the current yield as of report date.

BlackRock Municipal Bond Investment Trust (BIE)
Schedule of Investments November 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$900,002
Level 2 - Long-Tem Investments[1]	75,618,956
Level 3

Total	$76,518,958

1See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Investment Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Bond Investment Trust

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Investment Trust

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Investment Trust

Date: January 22, 2010